UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Pichin Corp. (as sponsor of the TWA Retirement Plans)
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

File 13F File Number:  28-3758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward E. Mattner
Title:            President and Treasurer
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner         New York, New York                   05/11/00
[Signature]                     [City, State]                       [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


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



[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                74

Form 13F Information Table Value Total:                              $359,354
                                                                     (thousands)


List of Other Included Managers:  None


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

                           FORM 13F INFORMATION TABLE
                       AS OF MARCH 31, 2000 (SEC USE ONLY)
 NAME OF REPORTING MANAGER: Pichin Corp. (as Sponsor of the TWA Retirement Plan)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None



AFLAC Inc.      Com        001055102   8,372     183,750    X                                      183,750

AT&T Corp.      Com        001957109  16,894     300,000    X                                      300,000

American        Com        025816109  14,894     100,000    X                                      100,000
  Express Co.

BCE Inc.        Com        05534B109  25,088     200,000    X                                      200,000

BHC             Cl A       055448104     348       2,230    X                                        2,230
  Communications
  Inc.

BP Amoco        Sponsored  055622104   1,903      35,730    X                                       35,730
  P L C         ADR

Baker Hughes    Com        057224107   3,025     100,000    X                                      100,000
  Inc.

Bankamerica     Com        060505104     677      12,918    X                                       12,918
  Corp.

Bank One        Com        06423A103   4,004     116,068    X                                      116,068
  Corp.

CBS Corp.       Com        12490K107     566      10,000    X                                       10,000

Canadian PAC

  Ltd. New      Com        135923100   4,475     200,000    X                                      200,000

Chevron         Com        166751107     481       5,200    X                                        5,200
  Corporation

City Investing  Unit Ben   177900107      71      55,700    X                                       55,700
  Co. Liq. Tr.  Int

Coca Cola
  Enterprises

  Inc.          Com        191219104   6,469     300,000    X                                      300,000

Comsat Corp.    Com Ser I  20564D107   2,326     112,780    X                                      112,780

Conoco Inc.     Cl B       208251405   9,443     368,525    X                                      368,525

Corning Inc.    Com        219350105  38,800     200,000    X                                      200,000

Covance Inc.    Com        222816100     538      50,000    X                                       50,000

Delphi          Com        247126105   2,237     139,786    X                                      139,786
Automotive
Sys. Corp.

DuPont E.I.
  De Nemours

  & Co.         Com        263534109   9,591     181,171    X                                      181,171

El Paso Energy

  Corp. Del.    Com        283905107     939      23,250    X                                       23,250

Emerging Mkts
  Telecommuni-
  cations       Com        290887108     456      25,000    X                                       25,000

Emerging Mkts   Com        290921105     192      14,774    X                                       14,774
  Infrastructure

                          COLUMN TOTAL  151,789







Fedex Corp.     Com        31428X106     845      21,760    X                                       21,760

General Mtrs.
  Corp.         Com        370442105  16,563     200,000    X                                      200,000

Golden West
  Finl Corp.

  Del.          Com        381317106   2,807      90,000    X                                       90,000


Hewlett Packard

  Co.           Com        428236103   2,020      15,200    X                                       15,200

Home Depot

  Inc.          Com        437076102   1,498      23,223    X                                       23,223

Imperial Oil

  Ltd.          Com New    453038408     434      20,718    X                                       20,718

International
  Business

  Machines      Com        459200101  47,200     400,000    X                                      400,000

Isco Inc.       Com        464268101     281      55,545    X                                       55,545

IT Group Inc.   Com        465266104     414      54,780    X                                       54,780

Kaneb Services

  Inc.          Com        484170105     568     103,300    X                                      103,300

Kerr McGee

  Corp.         Com        492386107   4,285      74,200    X                                       74,200

Keycorp New     Com        493267108     426      22,400    X                                       22,400

Koninklijke     Sponsored  500472204  31,522     184,000    X                                      184,000
  Philips       ADR New
  Electrs NV

Lehman Bros

  Hldgs Inc.    Com        524908100   2,910      30,000    X                                       30,000

Lockheed

Martin Corp.    Com        539830109   3,353     164,056    X                                      164,056

Lucent Tech-
nologies Inc.   Com        549463107  15,880     259,264    X                                      259,264

Magna Entnt

 Corp.          Cl A       559211107      69      20,000    X                                       20,000

Magna Intl

  Inc.          Cl A       559222401   4,000     100,000    X                                      100,000

Martin
  Marietta

  Matls Inc.    Com        573284106   4,029      84,827    X                                       84,827

Merck & Co.
  Inc.          Com        589331107   1,118      18,000    X                                       18,000

Mitchell
  Energy &

  Dev Corp.     CL A       606592202   1,055      48,250    X                                       48,250

Mitchell
  Energy &

  Dev Corp.     CL B       606592301  1,062       48,250    X                                       48,250

Morgan J P &
  Co., Inc.     Com        616880100     237       1,800    X                                        1,800

Morgan Stanley

 D Witter, IndiaCom        61745C105     134      10,151    X                                       10,151

Motorola Inc.   Com        620076109   2,190      15,000    X                                       15,000

NCR Corp. New   Com        62886E108     502      12,500    X                                       12,500

NL Inds Inc.    Com New    629156407     910      70,000    X                                       70,000

National
  Computer Sys

  Inc.          Com        635519101   6,090     120,000    X                                      120,000

Newport News
  Shipbuilding

  Inc.          Com        652228107     756      25,000    X                                       25,000

                          COLUMN TOTAL 153,158






Occidental Pete

  Corp. Del     Com        674599105   1,660      80,000    X                                       80,000

Omnicom Group

  Inc.          Com        681919106   5,618      60,000    X                                       60,000

Pactiv Corp.    Com        695257105   1,086     125,000    X                                      125,000

Pall Corp.      Com        696429307   1,151      51,300    X                                       51,300

Parker

  Drilling Co.  Com        701081101     625     125,000    X                                      125,000

Penn Traffic

  Co. New       Com New    707832200     458      66,581    X                                       66,581

Quest
  Diagnostics

  Inc.          Com        74834L100     994      25,000    X                                       25,000

Raytheon Co.    CL A       755111309     240      12,754    X                                       12,754

Repsol A A      Sponsored  76026T205     512      24,000    X                                       24,000
                ADR

San Juan        Unit       798241105     756      76,100    X                                       76,100
  Basin Rty Tr  BenInt

Savoir
  Technology

  Group Inc.    Com        80533W107     641      90,000    X                                       90,000


Sentry
  Technology

  Corp.         Com        81731K101       8      30,776    X                                       30,776

Shell Trans &   New Yrk    822703609     883      18,000    X                                       18,000
  Trading PLC   Sh New

Telefonos de    SP ADR
  Mexico SA     ORDL       879403780   6,796     102,000    X                                      102,000

Tenneco

   Automotive InCom        880349105     198      25,000    X                                       25,000

US Bancorp

  Del           Com        902973106   5,222     238,701    X                                      238,701

Ultramar
  Diamond
  Shamrock

  Corp.         Com        904000106   3,106     122,400    X                                      122,400

Unionbancal

  Corp.         Com        908906100     682      24,750    X                                       24,750

Unisys Corp.    Com        909214108  18,325     713,382    X                                      713,382

United
  Television

  Inc.          Com        913066106   3,190      24,100    X                                       24,100

Weatherford

  Intl Inc.     Com        947074100   1,512      25,840    X                                       25,840

Winebago

  Inds Inc.     Com        974637100     744      41,200    X                                       41,200

                COLUMN TOTAL          54,407

                TOTAL                359,354

